UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                7/13/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 111
                                        -------------------

Form 13F Information Table Value Total: $266,548
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
----------------------- -------------- ---------  ----------  --------  -------------------- -------- -----------------------
    NAME OF ISSUER      TITLE OF CLASS   CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS     VOTING AUTHORITY
                                         NUMBER      MARKET   PRINCIPAL     DISCRETION                ------- ------- -------
                                                     VALUE      AMOUNT  ------ ------ ------            (A)     (B)     (C)
                                                                          (A)   (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
----------------------- -------------- ---------  ----------  --------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES          COM       002824100      7,810    172,125     X                           24,000         148,125
ABERCROMBIE & FITCH          COM       002896207        346      7,200     X                                            7,200
ALLEGHENY TELEDYNE           COM       016900102      1,151     50,860     X                                           50,860
ALLIED SIGNAL                COM       019512102      8,950    142,063     X                           11,800         130,263
AMBAC                        COM       023139108      2,222     38,900     X                                           38,900
AMER HOME PRODUCTS           COM       026609107      1,374     23,950     X                                           23,950
AMERICAN EXPRESS             COM       025816109      3,156     24,250     X                                           24,250
AMERITECH                    COM       030954101        316      4,300     X                                            4,300
AMETEK                       COM       031100100      3,314    144,075     X                           11,000         133,075
AMGEN                        COM       031162100      6,475    106,370     X                           28,200          78,170
ANHEUSER BUSCH               COM       035229103      1,848     26,050     X                                           26,050
APPLIED MATERIALS            COM       038222105      4,166     56,390     X                                           56,390
ARMSTRONG WORLD              COM       042476101        272      4,700     X                                            4,700
ASSOCIATES FIRST CAP         COM       046008108        284      6,434     X                                            6,434
AVON PRODUCTS                COM       054303102      8,891    160,200     X                           29,600         130,600
BANK OF AMERICA              COM       06605f102      3,452     47,088     X                            9,900          37,188
BANK OF NEW YORK CO          COM       064057102        301      8,200     X                                            8,200
BANK ONE                     COM       059438101      2,949     49,513     X                                           49,513
BECTON DICKINSON             COM       075887109      2,676     89,200     X                                           89,200
BRIGGS & STRATTON            COM       109043109        866     15,000     X                                           15,000
BRISTOL-MYERS SQUIBB         COM       110122108      2,278     32,340     X                                           32,340
CARDINAL HEALTH              COM       14149Y108        289      4,500     X                            4,500               0
CARNIVAL CORP                COM       143658102        422      8,700     X                                            8,700
CATALINA MARKETING           COM       148867104        666      7,240     X                                            7,240
CATERPILLAR INC              COM       149123101      2,105     35,085     X                                           35,085
CHAMPION ENTERPRISES         COM       158496109      2,402    128,950     X                           22,600         106,350
CHASE MANHATTAN              COM       16161A108        915     10,580     X                            6,600           3,980
CISCO SYSTEMS                COM       751277302      7,569    117,460     X                           25,450          92,010
CITIGROUP                    COM       172967101        672     14,137     X                            3,750          10,387
COCA COLA                    COM       191216100      1,322     21,326     X                                           21,326
COMAIR HOLDINGS              COM       199789108      5,071    243,639     X                                          243,639
COMERICA                     COM       200340107        278      4,680     X                                            4,680
COMPAQ COMPUTER              COM       204493100        856     36,134     X                           14,000          22,134
COMPUTER ASSOCIATES          COM       204912109      8,752    159,861     X                           14,000         145,861
COMPUWARE                    COM       205638109        484     15,204     X                                           15,204
CONSECO                      COM       208464107        835     27,425     X                            9,205          18,220
COSTCO COS                   COM       22160Q102        424      5,300     X                            5,300               0
CRANE CO                     COM       224399105        832     26,475     X                                           26,475
CUMMINS ENGINE               COM       231021106      1,851     32,400     X                            3,000          29,400
DAIMLERCHRYSLER              COM       d1668r123        220      2,468     X                                            2,468
DELL COMPUTER                COM       247025109      9,002    243,300     X                           18,000         225,300
DELPHI AUTOMOTIVE SYS        COM       247126105      1,013     54,745     X                           10,064          44,681
DELTA AIR LINES              COM       247361108      2,710     47,025     X                                           47,025
DOVER CORP                   COM       260003108      1,355     38,700     X                                           38,700
DOW CHEMICAL                 COM       260543103        235      1,850     X                                            1,850
DU PONT                      COM       263534109      4,065     59,500     X                            7,600          51,900
EASTMAN KODAK                COM       277461109        942     13,900     X                            2,500          11,400
EATON CORP                   COM       278058102      2,148     23,350     X                            2,800          20,550
EQUIFAX                      COM       294429105      3,565     99,885     X                           14,300          85,585
ETHAN ALLEN INTERIORS        COM       297602104      1,135     30,060     X                                           30,060
EXXON CORP                   COM       302290101        271      3,512     X                                            3,512
F M C CORP                   COM       302491303        960     14,050     X                            8,200           5,850
FANNIE MAE                   COM       313586109      2,843     41,650     X                            6,500          35,150
FIRST UNION                  COM       337358105      4,902    104,029     X                           16,500          87,529
FORD MOTOR CO                COM       345370100      2,854     50,577     X                                           50,577
FREDDIE MAC                  COM       313400301      1,398     24,100     X                                           24,100
G T E CORP                   COM       362320103        217      2,877     X                                            2,877
GENERAL MOTORS               COM       370442105      5,289     80,131     X                                           80,131
GOODYEAR TIRE                COM       382550101      1,173     19,950     X                                           19,950
HEWLETT PACKARD              COM       428236103        250      2,483     X                                            2,483
HONEYWELL INC                COM       438506107        382      3,300     X                            3,300               0
I B M CORP                   COM       459200101        370      2,864     X                                            2,864
I C N PHARM                  COM       448924100      2,631     81,743     X                           20,000          61,743
IMS HEALTH                   COM       449934108      4,850    155,208     X                           24,000         131,208
INTEL CORP                   COM       458140100      8,738    146,865     X                           23,800         123,065
INTERPUBLIC GROUP            COM       460690100      1,356     15,650     X                            5,250          10,400
KIMBERLY-CLARK               COM       494368103      3,560     62,450     X                            9,700          52,750
KING WORLD PRODNS            COM       495667107      2,050     58,884     X                                           58,884
LUCENT TECHNOLOGIES          COM       549463107        610      9,049     X                            8,000           1,049
M B N A CORP                 COM       55262L100      8,434    275,406     X                           29,412         245,994
MASCOTECH INC                COM       574670105      1,177     69,500     X                                           69,500
MATTEL                       COM       577081102      3,208    122,811     X                           14,375         108,436
MAYTAG CORP                  COM       578592107      5,207     74,585     X                           20,400          54,185
MCI WORLD COM                COM       98155K102        727      8,446     X                            7,700             746
MEDTRONIC                    COM       585055106        296      3,800     X                            3,800               0
MERCK & CO                   COM       589331107      4,098     55,660     X                                           55,660
MICROSOFT                    COM       594918104      1,253     13,890     X                            7,200           6,690
MILLIPORE                    COM       601073109      1,837     45,300     X                            9,000          36,300
MORGAN J P                   COM       616880BF6        660      4,700     X                            1,400           3,300
MYLAN LABORATORIES           COM       628530107        421     15,900     X                                           15,900
NATIONAL CITY CORP           COM       635405103      1,382     21,100     X                                           21,100
NUCOR                        COM       670346105        634     13,370     X                                           13,370
ORACLE                       COM       68389X105      8,054    216,955     X                                          216,955
P P G INDUSTRIES             COM       693506107      2,256     38,200     X                           13,000          25,200
PATTERSON DENTAL             COM       703412106        784     22,564     X                                           22,564
PEPSICO                      COM       713448108        876     22,634     X                           12,800           9,834
PFIZER                       COM       717081103      1,696     15,564     X                            5,000          10,564
PIONEER STD ELEC             COM       723877106        665     55,450     X                                           55,450
PLANTRONICS                  COM       727493108      2,380     36,550     X                                           36,550
PROVIDIAN FINANCIAL          COM       74406A102        242      2,600     X                                            2,600
RALSTON PURINA               COM       751277302      2,516     82,650     X                                           82,650
RAYMOND JAMES FINL           COM       754730109      3,683    153,442     X                                          153,442
ROWAN COS                    COM       779382100      1,682     92,175     X                                           92,175
S B C COMMUNICATIONS         COM       78387g103        264      4,554     X                                            4,554
SAFEWAY INC                  COM       786514208      3,428     69,250     X                            9,600          59,650
SCHERING-PLOUGH              COM       806605101      7,783    148,250     X                                          148,250
SEAGATE TECHNOLOGY           COM       811804103      1,632     63,676     X                           17,356          46,320
SEALED AIR CORP              COM       812115103        791     12,200     X                            3,000           9,200
SHOREWOOD PKG CORP           COM       825229107      2,955    160,290     X                                          160,290
SPRINT                       COM       852061100        201      3,800     X                                            3,800
STAPLES                      COM       855030102        543     17,550     X                           17,550               0
SUPERIOR INDUSTRIES          COM       868168105      2,839    103,945     X                           21,200          82,745
TEXAS INDUSTRIES             COM       882491103      1,453     37,500     X                                           37,500
TEXAS INSTRUMENTS            COM       882508104      5,704     39,610     X                            8,800          30,810
TIDEWATER INC                COM       886423102      2,298     75,350     X                           16,000          59,350
U S BANCORP DEL              COM       902973106      4,290    128,532     X                           15,000         113,532
UNION CARBIDE                COM       905581104        948     19,450     X                                           19,450
UNITED TECHNOLOGIES          COM       913017109      5,499     76,369     X                            8,600          67,769
WACHOVIA CORP                COM       929771103        525      6,140     X                                            6,140
WARNER LAMBERT               COM       934488107        292      4,225     X                                            4,225
WELLS FARGO                  COM       949746101        998     23,350     X                           14,800           8,550